UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Craig A. Drill
           d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:   724 Fifth Avenue
           9th Floor
           New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig A. Drill
Title:     Investment Manager / Managing Member
Phone:     (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            May 1, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $83,912
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                          FORM 13F INFORMATION TABLE
                                                Craig A. Drill
                                                March 31, 2007


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                                                              VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION   MGRS  SOLE    SHARED  NONE
--------------                 --------------    -----       --------   -------    --- ----  ----------   ----  ----    ------  ----
ALLIED CAP CORP NEW                 COM          01903Q108   39,314     1,364,600  SH        SOLE         NONE  1,364,600
ATRICURE INC                        COM          04963C209      153        15,000  SH        SOLE         NONE     15,000
CELGENE CORP                        COM          151020104    8,378       159,700  SH        SOLE         NONE    159,700
CHENIERE ENERGY PARTNERS LP     COMMON UNITS     16411Q101    1,068        50,000  SH        SOLE         NONE     50,000
COHERENT INC                        COM          192479103    6,002       189,100  SH        SOLE         NONE    189,100
COMARCO INC                         COM          200080109    3,316       364,386  SH        SOLE         NONE    364,386
DUSA PHARMACEUTICALS INC            COM          266898105       65        18,200  SH        SOLE         NONE     18,200
EAGLE MATERIALS INC                 COM          26969P108      471        10,551  SH        SOLE         NONE     10,551
FARMER BROS CO                      COM          307675108      334        14,700  SH        SOLE         NONE     14,700
GILDAN ACTIVEWEAR INC               COM          375916103      942        16,000  SH        SOLE         NONE     16,000
ITRON INC                           COM          465741106    3,304        50,800  SH        SOLE         NONE     50,800
MASSEY ENERGY CORP                  COM          576206106    3,428       142,900  SH        SOLE         NONE    142,900
PALOMAR MED TECHNOLOGIES INC      COM NEW        697529303   14,905       373,100  SH        SOLE         NONE    373,100
STAAR SURGICAL CO              COM PAR $0.01     852312305    2,233       405,200  SH        SOLE         NONE    405,200





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